Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 3,400	$ 3,163
Common stock, par value
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	2,289,528	2,289,528
Treasury stock, shares	69,563	76,259